Other current assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other current assets.
Other current assets	€ 1,284,000	€ 1,693,000
Increase in other current assets	409,000
Prepaid transaction costs	1,100,000
Advance payments directors and officers insurance	€ 700,000